Other Non-Current Assets - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY
Other Assets Noncurrent [Line Items]
Loan to a third-party	$ 886	5,500
Service period over which technical supporting fees are amortized	5 years	5 years